Offerings - Offering: 1	Aug. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	4,141,410
Proposed Maximum Offering Price per Unit	3.85
Maximum Aggregate Offering Price	$ 15,944,428.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,441.09
Offering Note	1 Pursuant to Rule 416(a) promulgated under the Securities Act of 1933 (the "Securities Act"), this registration statement also covers and indeterminate number of securities that may become issuable as a result of share splits, share dividends or similar transactions relating to the securities registered hereunder. 2 Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average high and low prices as reported on the New York Stock Exchange on August 20, 2025.